Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Future Minimum Lease Payments Under Operating Lease Agreements
At December 31, 2015, the aggregate future minimum lease payments under these operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2016	$5,816
2017	5,301
2018	4,736
2019	4,117
2020	3,579
Thereafter	56,448
Total minimum future lease payments (a)	$79,997
(a)  Minimum future lease payments exclude $9,959 of sublease rental income.